STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

November 30, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.6%
Automobiles & Components - .1%
Ford Motor Co., Sr. Unscd. Notes		4.75	1/15/2043	1,510,000		1,119,187
Building Materials - .2%
Eco Material Technologies Inc., Sr. Scd. Notes		7.88	1/31/2027	1,370,000	[b]	1,305,336
Chemicals - .2%
Kobe US Midco 2 Inc., Sr. Unscd. Notes		9.25	11/1/2026	1,146,000	[b,c]	830,850
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	3.88	10/1/2028	520,000		422,182
					1,253,032
Collateralized Loan Obligations Debt - 3.4%
Arbour VII DAC CLO, Ser. 7A, CI. E, 3 Month EURIBOR +6.40%	EUR	7.40	3/15/2033	1,000,000	[b,d]	850,722
Ares European XII DAC CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10%	EUR	7.56	4/20/2032	1,450,000	[b,d]	1,255,233
Barings Euro DAC CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00%	EUR	8.90	11/25/2029	2,000,000	[b,d]	1,554,350
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		9.58	4/15/2031	2,900,000	[b,d]	2,387,866
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, 3 Month LIBOR +6.70%		10.94	4/20/2031	1,000,000	[b,d]	858,800
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, 3 Month LIBOR +6.60%		10.84	12/19/2032	2,000,000	[b,d]	1,675,000
CBAM Ltd. CLO, Ser. 2021-14A, Cl. E, 3 Month LIBOR +6.50%		10.74	4/20/2034	1,500,000	[b,d]	1,233,675
CIFC Funding IV Ltd. CLO, Ser. 2020-4A, Cl. E, 3 Month LIBOR +6.85%		10.93	1/15/2034	1,180,000	[b,d]	1,103,175
Euro-Galaxy VII DAC CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20%	EUR	7.74	7/25/2035	1,175,000	[b,d]	985,482
KKR 23 Ltd. CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		10.24	10/20/2031	2,000,000	[b,d]	1,645,606
KKR 26 Ltd. CLO, Ser. 26, Cl. ER, 3 Month LIBOR +7.15%		11.23	10/15/2034	1,000,000	[b,d]	896,639
KKR 27 Ltd. CLO, Ser. 27A, CI. ER, 3 Month TSFR +6.50%		10.36	10/15/2032	2,000,000	[b,d]	1,701,094
Neuberger Berman Loan Advisers 24 Ltd. CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		10.25	4/19/2030	1,000,000	[b,d]	860,421

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.6% (continued)
Collateralized Loan Obligations Debt - 3.4% (continued)
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		10.13	4/17/2031	2,000,000	[b,d]	1,646,764
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, 3 Month EURIBOR +6.03%	EUR	7.49	1/20/2033	1,000,000	[b,d]	843,448
Sound Point XXXIII Ltd. CLO, Ser. 2022-1A, Cl. E, 3 Month TSFR +6.70%		10.76	4/25/2035	2,000,000	[b,d]	1,588,638
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00%	EUR	7.38	1/17/2032	1,000,000	[b,d]	843,565
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		11.28	7/20/2032	2,840,000	[b,d]	2,497,345
Tymon Park DAC CLO, Ser. 1A, Cl. DRR, 3 Month EURIBOR +6.16%	EUR	7.62	7/21/2034	2,000,000	[b,d]	1,691,333
					26,119,156
Consumer Discretionary - .2%
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	340,000	[b,e]	292,773
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	1,415,000		1,218,452
					1,511,225
Diversified Financials - .2%
PennyMac Financial Services Inc., Gtd. Notes		5.38	10/15/2025	2,000,000	[b]	1,831,210
Energy - .8%
CQP Holdco LP, Sr. Scd. Notes		5.50	6/15/2031	1,750,000	[b]	1,607,751
CVR Energy Inc., Gtd. Bonds		5.25	2/15/2025	2,000,000	[b]	1,919,800
Occidental Petroleum Corp., Sr. Unscd. Notes		6.45	9/15/2036	1,500,000		1,505,580
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	1,500,000	[b]	1,222,500
					6,255,631
Industrial - .2%
Husky III Holding Ltd., Sr. Unscd. Notes		13.00	2/15/2025	1,564,000	[b,c]	1,368,500
Internet Software & Services - .5%
Match Group Holdings II LLC, Sr. Unscd. Notes		3.63	10/1/2031	1,500,000	[b]	1,147,923
Northwest Fiber LLC, Sr. Scd. Notes		4.75	4/30/2027	2,873,000	[b]	2,547,596
					3,695,519
Materials - .4%
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		5.50	4/15/2024	1,984,000	[b]	1,959,490
Mauser Packaging Solutions Holding Co., Sr. Unscd. Notes		7.25	4/15/2025	1,286,000	[b]	1,175,391
					3,134,881

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.6% (continued)
Media - .7%
Charter Communications Operating LLC, Sr. Scd. Notes		5.05	3/30/2029	1,500,000		1,428,116
DISH DBS Corp., Gtd. Notes		5.88	11/15/2024	2,500,000		2,379,000
TEGNA Inc., Gtd. Notes		5.00	9/15/2029	1,447,000		1,354,887
					5,162,003
Real Estate - .4%
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	1,500,000	[b]	1,356,846
Starwood Property Trust Inc., Sr. Unscd. Notes		3.75	12/31/2024	2,000,000	[b]	1,892,130
					3,248,976
Retailing - .3%
eG Global Finance PLC, Sr. Scd. Notes	EUR	3.63	2/7/2024	2,000,000	[b]	1,921,553
Technology Hardware & Equipment - .0%
Banff Merger Sub Inc., Sr. Unscd. Notes	EUR	8.38	9/1/2026	267,000	[b]	256,431
Telecommunication Services - .6%
Altice France SA, Sr. Scd. Notes		5.50	10/15/2029	1,321,000	[b]	1,060,948
Connect Finco SARL, Sr. Scd. Notes		6.75	10/1/2026	1,500,000	[b]	1,419,953
Matterhorn Telecom SA, Sr. Scd. Notes	EUR	3.13	9/15/2026	2,000,000	[b]	1,889,032
					4,369,933
Utilities - .4%
NRG Energy Inc., Gtd. Notes		3.63	2/15/2031	1,500,000	[b]	1,201,253
Vistra Corp., Jr. Sub. Notes		7.00	12/15/2026	2,160,000	[b,f]	1,934,839
					3,136,092
Total Bonds and Notes (cost $73,594,280)				65,688,665

Floating Rate Loan Interests - 85.9%
Advertising - 1.3%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 1 Month LIBOR +3.25%		7.32	9/29/2024	2,154,259	[d]	2,139,900
ABG Intermediate Holdings 2, Second Lien Initial Term Loan, 1 Month Term SOFR +6.10%		10.19	12/20/2029	1,540,000	[d]	1,432,200
CB Poly US Holdings Inc., Initial Term Loan, 1 Month Term SOFR +5.50%		9.59	5/20/2029	1,702,128	[d]	1,598,298
Clear Channel Outdoor Holdings, Term Loan B, 1-3 Month LIBOR +3.50%		7.74	8/21/2026	3,149,223	[d]	2,890,294
Summer BC Holdco B SARL, USD Additional Facility Term Loan B-2, 3 Month LIBOR +4.50%		8.17	12/4/2026	2,225,360	[d]	2,058,814
					10,119,506

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Aerospace & Defense - 1.9%
Dynasty Acquisition I Co., 2020 Specified Refinancing Facility B-1 Term Loan,1 Month LIBOR +3.50%		7.62	4/8/2026	1,951,049	[d]	1,881,240
Propulsion BC Newco LLC, Term Loan, 3 Month Term SOFR +4.00%		7.18	9/14/2029	3,217,132	[d]	3,132,682
Spirit AeroSystems Inc., Term Loan, 1 Month Term SOFR +4.50%		8.68	11/23/2027	3,484,615	[d]	3,445,413
Standard Aero Ltd., 2020 Specified Refinancing Facility B-2 Term Loan,1 Month LIBOR +3.50%		7.62	4/8/2026	1,048,951	[d]	1,011,420
TransDigm Inc., Tranche Refinancing Term Loan F, 1 Month LIBOR +2.25%		5.92	12/9/2025	4,982,078	[d]	4,918,232
					14,388,987
Airlines - 1.4%
AAdvantage Loyalty LP, Initial Term Loan, 3 Month LIBOR +4.75%		8.99	4/20/2028	5,660,455	[d]	5,635,691
Mileage Plus Holdings, Initial Term Loan, 3 Month LIBOR +5.25%		8.78	6/20/2027	4,560,000	[d]	4,696,800
					10,332,491
Automobiles & Components - 1.0%
Burgess Point Purchaser, Initial Term Loan, 1 Month Term SOFR +5.25%		8.98	7/25/2029	3,244,372	[d]	3,023,057
Clarios Global LP, First Lien Amendment No. 1 Euro Term Loan, 1 Month EURIBOR +3.25%	EUR	4.74	4/30/2026	4,286,297	[d]	4,305,012
					7,328,069
Banks - .6%
Ascensus Holdings Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.50%		7.62	8/2/2028	3,510,000	[d]	3,378,375
Ascensus Holdings Inc., Second Lien Initial Term Loan, 1 Month LIBOR +6.50%		10.62	8/2/2029	1,279,793	[d]	1,123,018
					4,501,393
Beverage Products - .2%
Naked Juice LLC, Initial Term Loan, 3 Month Term SOFR +3.25%		6.90	1/24/2029	1,995,000	[d]	1,883,719
Building Materials - 1.4%
Cornerstone Building, New Term Loan B, 1 Month LIBOR +3.25%		7.12	4/12/2028	5,172,259	[d]	4,629,973
CP Atlas Buyer Inc., Term Loan B, 1 Month LIBOR +3.50%		7.57	11/23/2027	4,881	[d]	4,322
Tamko Building Products Inc., Initial Term Loan, 3 Month LIBOR +3.00%		6.74	5/31/2026	2,966,663	[d]	2,885,080

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Building Materials - 1.4% (continued)
Watlow Electric Manufacturing, Term Loan B, 3 Month Prime +2.75%		8.15	3/2/2028	2,886,612	[d]	2,789,189
					10,308,564
Chemicals - 2.2%
Aruba Investment Holding, First Lien Initial Dollar Term Loan, 1 Month LIBOR +4.00%		8.04	11/24/2027	2,189,155	[d]	2,125,297
Flexsys Holdings Inc., Initial Term Loan, 1 Month LIBOR +5.25%		9.32	11/1/2028	2,955,150	[d]	2,319,793
Herens US Holdco Corp., USD Facility Term Loan B, 3 Month LIBOR +4.00%		7.67	7/3/2028	2,385,685	[d]	2,205,268
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		7.17	9/30/2027	3,993,404	[d]	3,913,536
Natgasoline, Initial Term Loan, 1 Month LIBOR +3.50%		7.63	11/14/2025	3,422,102	[d]	3,392,158
Olympus Water US Holding Corp., Initial Dollar Term Loan, 3 Month LIBOR +3.75%		7.44	11/9/2028	2,145,173	[d]	2,060,374
Polar US Borrower LLC, Initial Term Loan, 3 Month LIBOR +4.75%		9.02	10/15/2025	441,661	[d]	358,483
					16,374,909
Commercial & Professional Services - 9.9%
Adtalem Global Education, Term Loan B, 1 Month LIBOR +4.00%		8.02	8/12/2028	1,465,433	[d]	1,449,709
Albion Acquisitions Ltd., Term Loan B, 3 Month EURIBOR +5.25%	EUR	6.75	7/31/2026	2,000,000	[d]	2,035,934
Albion Acquisitions Ltd., Term Loan B, 3 Month LIBOR +5.25%		9.57	7/31/2026	1,804,545	[d]	1,718,839
Allied Universal Holdco, Term Loan USD, 1 Month LIBOR +3.75%		7.64	5/14/2028	5,821,335	[d]	5,514,725
American Auto Auction, First Lien Tranche Term Loan B, 3 Month Term SOFR +5.15%		8.70	12/30/2027	3,027,125	[d]	2,598,287
APX Group Inc., Initial Term Loan, 3 Month LIBOR +3.25% & 3 Month PRIME +2.25%		7.99	7/9/2028	4,021,065	[d]	3,849,225
Avis Budget Car Rental LLC, Tranche Term Loan C, 3 Month Term SOFR +3.50%		7.69	3/16/2029	4,985,828	[d]	4,915,179
Belron Finance Ltd., Euro Third Incremental Term Loan, 3 Month EURIBOR +2.50%	EUR	4.23	4/30/2028	2,000,000	[d]	2,015,049
CHG Healthcare Services Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.25%		7.32	9/30/2028	2,992,443	[d]	2,939,552

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Commercial & Professional Services - 9.9% (continued)
Creative Artists Agency LLC, Incremental Term Loan, 1 Month LIBOR +3.75%		7.82	11/26/2026	4,412,904	[d]	4,381,660
EAB Global Inc., Term Loan, 1-3 Month LIBOR +3.50%		7.57	8/16/2028	4,056,788	[d]	3,921,311
Electro Rent Corp., First Lien Initial Term Loan, 3 Month LIBOR +5.00%		9.28	1/31/2024	2,393,108	[d]	2,345,245
Element Materials Technology, Delayed Draw Term Loan B, 3 Month Term SOFR +4.35%		7.90	6/24/2029	817,667	[d]	804,040
Element Materials Technology, Initial USD Term Loan B, 3 Month Term SOFR +4.25%		7.90	6/24/2029	1,771,611	[d]	1,742,087
Modulaire Group Holdings, Facility B Term Loan, 3 Month EURIBOR +4.50%	EUR	5.69	12/31/2028	1,500,000	[d]	1,454,017
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR +4.25%		8.98	9/1/2028	1,994,962	[d]	1,726,580
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		6.53	5/23/2025	3,100,768	[d]	3,058,133
Neptune Bidco US Inc., Term Loan B, 1 Month Term SOFR +5.00%		9.18	4/11/2029	3,169,811	[d]	2,856,792
Praesidiad Ltd., Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.78	10/4/2024	1,500,000	[d]	1,330,667
Prime Security Services Borrower, 2021 Refinancing Term Loan B-1, 1 Month LIBOR +2.75%		6.50	9/23/2026	4,488,608	[d]	4,432,231
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, 1 Month LIBOR +4.00%		8.07	7/8/2028	1,086,613	[d]	1,027,305
The Hertz Corp., Initial Term Loan B, 1 Month LIBOR +3.25%		7.33	6/30/2028	2,774,498	[d]	2,714,763
The Hertz Corp., Initial Term Loan C, 1 Month LIBOR +3.25%		7.33	6/30/2028	529,505	[d]	518,105
Trans Union LLC, 2021 Incremental Term Loan B-6, 1 Month LIBOR +2.25%		6.32	12/1/2028	3,020,078	[d]	2,974,399
Vaco Holdings LLC, Initial Term Loan, 1-3 Month Term SOFR +5.00%		8.94	1/21/2029	2,596,767	[d,g]	2,493,714
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR +4.00%		8.07	8/27/2025	6,029,252	[d]	5,999,648
WMB Holdings Inc., Term Loan B, 1 Month LIBOR +3.25%		7.44	11/3/2029	2,831,194	[d]	2,794,630

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Commercial & Professional Services - 9.9% (continued)
WP/AP Holdings, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	5.19	11/18/2028	2,000,000	[d]	1,999,648
					75,611,474
Consumer Discretionary - 5.8%
AI Aqua Merger Sub Inc., Delayed Draw Term Loan, 1 Month Term SOFR +4.00%		8.08	7/30/2028	558,840	[d,g]	531,829
AI Aqua Merger Sub Inc., Term Loan, 1 Month Term SOFR +3.75%		7.84	7/30/2028	3,213,331	[d]	3,058,015
Allen Media LLC, Term Loan B, 3 Month Term SOFR +5.50%		9.20	2/10/2027	1,978,483	[d]	1,658,830
AP Gaming I LLC, Term Loan B, 1 Month Term SOFR +4.00%		8.06	2/15/2029	4,105,840	[d]	3,982,665
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +3.50%		7.57	7/20/2025	3,979,057	[d]	3,959,162
Carnival Corp., 2021 Advance Incremental Term Loan B, 6 Month LIBOR +3.25%		6.13	10/18/2028	1,024,624	[d]	964,852
Carnival Corp., EUR Senior Secured Term Loan B, 3-6 Month EURIBOR +3.75%	EUR	3.98	6/30/2025	1,477,330	[d]	1,478,700
Dealer Tire Financial LLC, Term Loan B-1, 1 Month LIBOR +4.25%		8.32	12/12/2025	3,726,937	[d]	3,695,258
Delta 2 Lux Sarl, Term Loan B, 1 Month Term SOFR +3.25%		7.43	1/15/2030	2,000,000	[d]	1,994,070
Entain Holdings Gibraltar, Facility B2 Term Loan, 3 Month Term SOFR +3.50%		7.51	10/31/2029	2,900,841	[d]	2,878,360
Everi Holdings Inc., Term Loan B, 3 Month LIBOR +2.50%		6.57	8/3/2028	1,989,950	[d]	1,972,687
Flutter Financing BV, Term Loan B, 3 Month Term SOFR +3.25%		6.78	7/4/2028	3,495,050	[d]	3,475,390
Great Canadian Gaming Co., Term Loan B, 3 Month LIBOR +4.00%		7.60	11/1/2026	2,761,371	[d]	2,711,321
Scientific Games Holdings, Term Loan B-2, 1 Month Term SOFR +3.50%		7.10	4/4/2029	5,904,639	[d]	5,654,519
Scientific Games International, Initial Term B Loan, 1 Month Term SOFR +3.00%		6.90	4/14/2029	4,426,060	[d]	4,349,711
Tecta America Corp., First Lien Initial Term Loan, 1 Month LIBOR +4.25%		8.45	4/9/2028	1,536,205	[d]	1,476,293
					43,841,662
Consumer Staples - .5%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%		8.48	12/22/2026	3,889,644	[d]	3,704,283

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Diversified Financials - 4.3%
Advisor Group Holdings I, Term B-1 Loan, 1 Month LIBOR +4.50%	8.62	7/31/2026	4,633,000	[d]	4,515,600
Allspring Buyer LLC, Term Loan, 3 Month LIBOR +3.00%	7.71	11/1/2028	3,000,000	[d]	2,966,880
Apex Group Treasury LLC, 2021 Incremental USD Term Loan, 1 Month LIBOR +3.75%	7.80	7/27/2028	2,730,000	[d]	2,612,269
BHN Merger Sub Inc., First Lien Term Loan, 3 Month Term SOFR +3.00%	7.08	6/15/2025	4,304,746	[d]	4,205,199
Edelman Financial Center, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%	7.87	4/7/2028	3,560,000	[d]	3,405,852
Edelman Financial Center, Second Lien Initial Term Loan, 1 Month LIBOR +6.75%	10.82	7/20/2026	1,240,000	[d]	1,124,531
Jane Street Group LLC, Dollar Term Loan, 1 Month LIBOR +2.75%	6.80	1/26/2028	4,000,000	[d]	3,896,260
Russell Investments US, New 2025 Term Loan, 1 Month LIBOR +3.50%	7.57	5/30/2025	5,227,384	[d]	4,923,542
Tegra118 Wealth Solution, Initial Term Loan, 1 Month LIBOR +4.00%	7.91	2/18/2027	3,752,373	[d]	3,572,259
VFH Parent LLC, Initial Term Loan, 1 Month Term SOFR +3.00%	7.01	1/13/2029	1,750,000	[d]	1,706,250
				32,928,642
Energy - 2.8%
Brazos Delaware II LLC, Initial Term Loan, 1 Month LIBOR +4.00%	7.94	5/29/2025	1,837,542	[d]	1,831,414
CQP Holdco LP, Initial Term Loan, 3 Month LIBOR +3.75%	7.42	6/4/2028	4,425,159	[d]	4,374,270
Freeport LNG Investments, Initial Term Loan B, 3 Month LIBOR +3.50%	7.74	12/21/2028	3,175,064	[d]	3,021,153
Oryx Midstream Services, Term Loan B, 3 Month LIBOR +3.25%	7.92	10/5/2028	3,534,470	[d]	3,495,184
Traverse Midstream Partners, Advance Term Loan, 3 Month Term SOFR +4.25%	8.41	9/27/2024	4,783,301	[d]	4,761,369
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%	9.13	6/21/2026	3,923,592	[d]	3,778,557
				21,261,947
Environmental Control - 1.4%
Covanta Holding Corp., Initial Term B Loan, 1 Month LIBOR +2.50%	6.25	11/30/2028	2,324,970	[d]	2,282,597

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Environmental Control - 1.4% (continued)
Covanta Holding Corp., Initial Term C Loan, 1 Month LIBOR +2.50%		6.25	11/30/2028	175,030	[d]	171,840
GFL Environmental Inc., 2020 Term Loan, 3 Month LIBOR +3.00%		7.41	5/31/2025	2,992,386	[d]	2,991,967
Northstar Group Services, Term Loan B, 1 Month LIBOR +5.50%		9.57	11/12/2026	2,187,286	[d]	2,155,384
Packers Holdings LLC, Initial Term Loan, 1 Month LIBOR +3.25%		7.13	3/9/2028	3,237,913	[d]	2,849,364
					10,451,152
Food Products - .9%
Primary Products Finance, Term Loan, 3 Month Term SOFR +4.15%		7.71	4/1/2029	3,630,603	[d]	3,567,068
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		7.91	6/8/2028	3,268,925	[d]	3,179,029
					6,746,097
Health Care - 8.7%
Albany Molecular Research, Term Loan, 1-3 Month LIBOR +3.75%		7.99	8/30/2026	3,970,928	[d]	3,331,668
Auris Luxembourg III SA, Facility Term Loan B-2, 2-6 Month LIBOR +3.75%		8.33	2/21/2026	4,880,319	[d]	4,347,559
Diaverum Holding SARL, Facility Term Loan B, 6 Month EURIBOR +3.25%	EUR	3.48	7/31/2024	2,000,000	[d]	1,950,750
Electron Bidco Inc., Initial Term Loan, 1 Month LIBOR +3.00%		7.07	11/1/2028	3,941,620	[d]	3,835,354
Financiere Mendel SASU, Term Loan, 3 Month EURIBOR +4.25%	EUR	5.44	4/12/2026	2,000,000	[d]	2,055,185
Gainwell Acquisition Corp., Term Loan B, 3 Month LIBOR +4.00%		7.67	10/1/2027	5,084,781	[d]	4,976,730
HomeVi, Senior Facility Term Loan B-1, 3 Month EURIBOR +3.25%	EUR	4.97	10/31/2026	1,500,000	[d]	1,364,328
Inovie SASU, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	5.19	3/3/2028	1,500,000	[d]	1,478,563
LifePoint Health Inc., First Lien Term Loan B, 1 Month LIBOR +3.75%		8.16	11/16/2025	3,916,572	[d]	3,644,135
Medline Borrower LP, Initial Dollar Term Loan, 1 Month LIBOR +3.25%		7.32	10/21/2028	2,436,938	[d]	2,318,807
Organon & Co., Euro Term Loan, 3 Month EURIBOR +3.00%	EUR	3.00	6/2/2028	2,000,000	[d]	2,034,800
Organon & Co., Senior Secured Dollar Term Loan, 3 Month LIBOR +3.00%		6.19	6/2/2028	3,000,000	[d]	2,977,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Health Care - 8.7% (continued)
Pathway Vet Alliance LLC, 2021 Replacement Term Loan, 3 Month LIBOR +3.75%		7.42	3/31/2027	2,999,746	[d]	2,650,501
PetVet Care Centers LLC, 2021 First Lien New Term Loan, 1 Month LIBOR +3.50%		7.57	2/15/2025	1,247,096	[d]	1,157,928
PetVet Care Centers LLC, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		10.32	2/15/2026	1,488,652	[d]	1,398,097
Phoenix Newco Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.25%		7.32	11/15/2028	4,352,439	[d]	4,194,946
Pluto Acquisition I Inc., 2021 First Lien Term Loan, 3 Month LIBOR +4.00%		8.73	6/20/2026	3,467,278	[d]	2,600,458
Radiology Partners Inc., Replacement Term B Loan, 1 Month LIBOR +4.25%		8.37	7/9/2025	1,500,000	[d]	1,300,980
Sharp Midco LLC, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		7.67	1/20/2029	3,917,642	[d]	3,760,936
Sotera Health Holdings LLC, Term Loan, 2 Month LIBOR +2.75%		6.71	12/13/2026	3,359,529	[d]	3,136,960
Surgery Center Holdings Inc., 2021 New Term Loan, 1 Month LIBOR +3.75%		7.63	8/31/2026	5,272,760	[d]	5,190,004
Team Health Holdings Inc., Extended Term Loan, 1 Month Term SOFR +5.25%		9.34	2/2/2027	3,135,427	[d]	2,194,799
WCG Purchaser Corp., First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%		7.87	1/8/2027	4,323,610	[d]	4,091,216
					65,992,204
Industrial - 2.6%
AI Alpine AT Bidco, EUR Facility Term Loan B, 3 Month Term EURIBOR +3.00%	EUR	4.98	11/6/2025	1,000,000	[d]	961,254
Brown Group Holding LLC, Incremental Facility Term Loan B-2, 1-3 Month Term SOFR +3.75%		7.84	7/1/2029	3,158,604	[d]	3,144,532
KP Germany Erste GmbH, Facility Term Loan B, 6 Month EURIBOR +4.75%	EUR	5.78	2/9/2026	2,000,000	[d]	1,884,974
Osmose Utilities Services, First Lien Initial Term Loan, 3 Month LIBOR +3.25%		7.27	6/22/2028	2,610,989	[d]	2,468,781
Pro Mach Group Inc., Initial Term Loan, 1 Month LIBOR +4.00%		8.07	8/31/2028	4,142,662	[d]	4,053,202

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Industrial - 2.6% (continued)
Qualtek USA LLC, Tranche Term Loan B, 3 Month LIBOR +6.25%		10.66	7/18/2025	1,437,494	[d]	1,023,495
Titan Acquisition Ltd., Initial Term Loan, 6 Month LIBOR +3.00%		5.88	3/28/2025	1,959,164	[d]	1,847,276
TK Elevator Midco GmbH, Repriced Term Loan, 6 Month EURIBOR +3.63%	EUR	4.26	7/31/2027	2,000,000	[d]	1,975,257
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		7.67	3/8/2025	2,960,500	[d]	2,689,111
					20,047,882
Information Technology - 10.8%
Aristocrat Technologies, Term Loan B, 3 Month Term SOFR +2.35%		5.90	5/24/2029	1,232,194	[d]	1,230,764
Ascend Learning LLC, Initial Term Loan, 1 Month LIBOR +3.50%		7.57	12/10/2028	2,534,390	[d]	2,404,326
AthenaHealth Group Inc., Initial Delayed Draw Term Loan, 3 Month LIBOR +3.50%		3.50	2/15/2029	771,214	[d,g]	706,239
AthenaHealth Group Inc., Initial Term Loan, 1 Month Term SOFR +3.50%		7.41	2/15/2029	4,538,786	[d]	4,156,393
Boxer Parent Co., 2021 Replacement Dollar Term Loan, 1 Month LIBOR +3.75%		7.82	10/2/2025	4,606,491	[d]	4,430,638
CCC Intelligent Solutions, Initial Term Loan, 3 Month LIBOR +2.25%		6.32	9/21/2028	3,491,206	[d]	3,447,566
Central Parent Inc., Initial Term Loan, 3 Month Term SOFR +4.50%		8.11	7/6/2029	4,194,337	[d]	4,152,163
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		8.32	12/16/2025	2,951,168	[d]	2,744,586
DCert Buyer Inc., First Lien Initial Term Loan, 3 Month LIBOR +4.00%		8.70	10/16/2026	4,835,730	[d]	4,662,175
DCert Buyer Inc., Second Lien Initial Term Loan, 6 Month LIBOR +7.00%		11.70	2/16/2029	1,000,000	[d]	916,255
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR +3.25%		7.29	2/8/2026	4,196,187	[d]	4,147,931
ECL Entertainment LLC, Term Loan B, 1 Month LIBOR +7.50%		11.57	4/30/2028	1,757,750	[d]	1,753,356
EP Purchaser LLC, Closing Date Term Loan, 3 Month LIBOR +3.50%		7.17	11/4/2028	3,820,800	[d]	3,795,334
Finthrive Software Intermediate, Term Loan, 1 Month LIBOR +4.00%		8.07	12/17/2028	4,128,086	[d]	3,735,918

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Information Technology - 10.8% (continued)
Genesys Cloud Services, Dollar Term Loan B-4, 1 Month LIBOR +4.00%	8.07	12/1/2027	3,252,291	[d]	3,164,902
Grab Holdings Inc., Initial Term Loan, 1 Month LIBOR +4.50%	8.46	1/29/2026	3,000,000	[d]	2,945,640
Hyland Software Inc., 2018 Refinancing Term Loan, 1 Month LIBOR +3.50%	7.57	7/1/2024	5,161,230	[d]	5,095,115
Mitchell International, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	8.41	10/15/2028	3,122,871	[d]	2,931,424
Mitchell International, Second Lien Initial Term Loan, 3 Month LIBOR +6.50%	11.23	10/15/2029	784,615	[d]	661,286
Mitnick Corporate Purchaser, Initial Term Loan, 3 Month Term SOFR +4.75%	8.94	5/2/2029	4,250,000	[d]	4,058,750
Open Text Corp., Term Loan B, 1 Month Term SOFR +3.50%	7.68	11/16/2029	3,910,000	[d]	3,806,561
Polaris Newco LLC, First Lien Dollar Term Loan, 1 Month LIBOR +4.00%	7.67	6/4/2028	3,871,327	[d]	3,550,123
SolarWinds Holdings Inc., 2022 Refinancing Term Loan, 1 Month Term SOFR +4.25%	7.81	2/17/2027	3,417,832	[d]	3,368,000
Thoughtworks Inc., Initial Term Loan, 1 Month LIBOR +2.50%	6.57	3/26/2028	3,704,554	[d]	3,683,253
UKG Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.75%	7.82	5/3/2026	6,748,313	[d]	6,590,874
				82,139,572
Insurance - 4.4%
Acrisure LLC, 2022 Additional Term Loans, 1 Month Term SOFR +5.75%	9.93	2/15/2027	3,860,000	[d]	3,835,875
Alliant Holdings Intermediate, 2021-2 New Term Loan, 1 Month LIBOR +3.50%	7.44	11/6/2027	5,241,350	[d]	5,093,964
AssuredPartners Inc., Incremental Term Loan B, 1 Month Term SOFR +4.25%	8.43	2/13/2027	3,000,000	[d]	2,953,140
Asurion LLC, New Term Loan B-4, 1 Month LIBOR +5.25%	9.32	1/15/2029	3,004,663	[d]	2,332,370
Asurion LLC, New Term Loan B-8, 1 Month LIBOR +3.25%	7.32	12/23/2026	4,781,277	[d]	4,198,057
Asurion LLC, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	9.32	2/3/2028	5,217,585	[d]	4,069,717
HUB International Ltd., Incremental Term Loan B-3, 3 Month LIBOR +3.25%	7.23	4/25/2025	2,508,819	[d]	2,471,676

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Insurance - 4.4% (continued)
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%		8.57	2/28/2025	4,104,008	[d]	3,881,878
Sedgwick Claims Management Services Inc., 2020 Term Loan, 1 Month LIBOR +4.25%		8.32	9/3/2026	123,626	[d]	122,019
Sedgwick CMS Inc., 2019 New Term Loan, 1 Month LIBOR +3.75%		7.82	9/3/2026	2,739,133	[d]	2,681,173
Sedgwick CMS Inc., Term Loan, 1 Month LIBOR +3.25%		7.32	12/31/2025	961,691	[d]	937,115
USI Inc., 2022 New Term Loan, 1 Month Term SOFR +3.75%		7.56	11/16/2029	1,000,000	[d]	985,985
					33,562,969
Internet Software & Services - 3.3%
CNT Holdings I Corp., First Lien Initial Term Loan, 1 Month LIBOR +3.75%		7.87	11/8/2027	3,860,000	[d]	3,747,520
Endure Digital Inc., Initial Term Loan, 1 Month LIBOR +3.50%		7.35	2/10/2028	3,761,057	[d]	3,422,562
MH Sub I LLC, 2020 June New Term Loan, 1 Month LIBOR +3.75%		7.82	9/15/2024	6,402,765	[d]	6,245,385
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1 Month LIBOR +3.75%		7.82	9/15/2024	1,270,161	[d]	1,239,290
NortonLifeLock Inc., Term Loan B, 1 Month Term SOFR +2.00%		6.19	9/12/2029	3,000,000	[d]	2,955,930
Proofpoint Inc., Initial Term Loan, 3 Month LIBOR +3.25%		7.98	8/31/2028	3,638,771	[d]	3,511,996
Weddingwire Inc., Amendment No. 3 Term Loan, 1 Month Term SOFR +4.60%		8.69	12/21/2025	3,689,686	[d]	3,625,116
					24,747,799
Materials - 3.4%
Berlin Packaging LLC, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%		7.48	3/11/2028	1,779,682	[d]	1,708,050
Charter Nex US Inc., 2021 Refinancing Term Loan, 3 Month LIBOR +3.75%		7.82	12/1/2027	2,179,856	[d]	2,128,422
Clydesdale Acquisition, Term Loan B, 1 Month Term SOFR +4.18%		8.36	4/13/2029	2,974,637	[d]	2,878,229
Grinding Media Inc., First Lien Initial Term Loan, 3-6 Month LIBOR +4.00%		7.52	10/12/2028	4,878,319	[d]	4,512,445
Kouti BV, Term Loan, 3 Month EURIBOR +3.18%	EUR	5.13	8/31/2028	1,359,000	[d]	1,325,259
LABL Inc., Initial Dollar Term Loan, 1 Month LIBOR +5.00%		9.07	10/29/2028	4,317,375	[d]	4,115,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Materials - 3.4% (continued)
MAR Bidco SARL, USD Facility Term Loan B, 3 Month LIBOR +4.30%		7.97	6/28/2028	3,104,124	[d]	2,835,105
Proampac PG Borrower LLC, 2020-1 Term Loan, 1-6 Month LIBOR +3.75%		7.98	11/3/2025	4,976,960	[d]	4,825,586
Valcour Packaging LLC, Second Lien Initial Term Loan, 3 Month LIBOR +7.00%		11.23	9/30/2029	1,720,000	[d]	1,419,000
					25,747,396
Media - 4.7%
Banijay Group US Holding, USD Facility Term Loan B, 1 Month LIBOR +3.75%		7.59	3/1/2025	1,500,000	[d]	1,491,098
Charter Communications Operating, Term Loan B2, 1 Month LIBOR +1.75%		5.83	2/1/2027	3,979,487	[d]	3,887,820
CSC Holdings LLC, 2017 Refinancing Term Loan, 1 Month LIBOR +2.25%		6.12	7/17/2025	8,465,910	[d]	8,131,507
DIRECTV Financing LLC, Closing Date Term Loan, 1 Month LIBOR +5.00%		9.07	8/2/2027	4,739,575	[d]	4,551,603
iHeartCommunications Inc., New Term Loan, 1 Month LIBOR +3.00%		7.12	5/1/2026	3,990,000	[d]	3,749,543
Nexstar Media Inc., Term Loan B-4, 1 Month LIBOR +2.50%		6.57	9/18/2026	3,060,946	[d]	3,040,545
Radiate Holdco LLC, Amendment No. 6 New Term Loan, 1 Month LIBOR +3.25%		7.32	9/25/2026	1,836,139	[d]	1,617,868
Sinclair Television Group, Term Loan B-2, 1 Month LIBOR +2.50%		6.58	9/30/2026	1,023,754	[d]	983,448
Sinclair Television Group, Term Loan B4, 1 Month Term SOFR +3.75%		7.94	4/21/2029	2,075,656	[d]	1,982,895
UPC Broadband Holding BV, Facility AY Term Loan, 6 Month EURIBOR +3.00%	EUR	3.36	1/31/2029	2,000,000	[d]	1,996,787
Virgin Media SFA Finance, Facility O Term Loan, 3 Month EURIBOR +2.50%	EUR	3.90	1/31/2029	4,500,000	[d]	4,403,377
					35,836,491
Real Estate - .8%
Blackstone Mortgage Trust, Term Loan, 1 Month Term SOFR +3.50%		7.59	5/9/2029	3,000,000	[d]	2,943,750
Starwood Property Mortgage, Initial Term Loan, 1 Month Term SOFR +3.25%		7.12	11/3/2027	2,000,000	[d]	1,980,000

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Real Estate - .8% (continued)
Starwood Property Mortgage, Initial Term Loan,1 Month LIBOR +2.50%		6.57	7/26/2026	1,498,715	[d]	1,479,981
					6,403,731
Retailing - .8%
Great Outdoors Group LLC, Term Loan B-2, 1 Month LIBOR +3.75%		7.82	3/5/2028	1,672,212	[d]	1,612,012
Staples Inc., 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		9.44	4/12/2026	4,924,788	[d]	4,405,617
					6,017,629
Semiconductors & Semiconductor Equipment - 1.9%
Entegris Inc., Tranche Term Loan B, 1-3 Month Term SOFR +3.00%		6.34	7/6/2029	3,812,500	[d]	3,788,405
MKS Instruments Inc., Term Loan B, 3 Month Term SOFR +2.75%		6.32	8/17/2029	3,989,525	[d]	3,902,673
Natel Engineering Co., Initial Term Loan, 1-6 Month LIBOR +6.25%		10.36	4/30/2026	2,973,891	[d]	2,778,120
Ultra Clean Holdings Inc., Second Amendment Term Loan B, 1 Month LIBOR +3.75%		7.82	8/27/2025	3,924,888	[d]	3,904,459
					14,373,657
Technology Hardware & Equipment - 3.0%
Access CIG LLC, First Lien Term Loan B, 3 Month LIBOR +3.75%		7.82	2/27/2025	1,872,220	[d]	1,815,856
Atlas CC Acquisition Corp., First Lien Term Loan B, 3 Month LIBOR +4.25%		8.98	5/25/2028	1,925,003	[d]	1,675,561
Atlas CC Acquisition Corp., First Lien Term Loan C, 3 Month LIBOR +4.25%		8.98	5/25/2028	391,526	[d]	340,792
Marnix SAS, Additional Term Loan B, 3 Month SOFR +3.75%		7.55	8/2/2028	581,926	[d]	554,285
Marnix SAS, Facility Term Loan B, 3 Month EURIBOR +3.00%	EUR	4.46	11/19/2026	2,500,000	[d]	2,474,976
Mcafee Corp., Tranche Term Loan B-1, 1 Month Term SOFR +3.75%		7.64	3/1/2029	4,890,851	[d]	4,661,617
Mcafee Corp., Tranche Term Loan B-2, 2-3 Month EURIBOR +4.00%	EUR	5.48	3/1/2029	997,500	[d]	986,285
Peraton Corp., First Lien Term Loan B, 1 Month LIBOR +3.75%		7.82	2/1/2028	3,412,906	[d]	3,340,910
Sitel Worldwide Corp., Initial Dollar Term Loan, 3 Month LIBOR +3.75%		7.83	8/27/2028	2,969,540	[d]	2,947,877
Tempo Acquisition LLC, Additional Initial Term B-1 Loan, 1 Month Term SOFR +3.00%		7.09	8/31/2028	4,261,013	[d]	4,236,150
					23,034,309

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.9% (continued)
Telecommunication Services - 3.5%
Altice France SA, USD TLB-13 Incremental Term Loan, 3 Month LIBOR +4.00%	8.65	8/14/2026	6,702,358	[d]	6,490,095
CCI Buyer Inc., First Lien Initial Term Loan, 3 Month Term SOFR +4.00%	7.55	12/17/2027	7,056,152	[d]	6,837,412
CommScope Inc., Initial Term Loan, 1 Month LIBOR +3.25%	7.32	4/4/2026	3,963,020	[d]	3,821,223
Connect Finco SARL, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	7.58	12/12/2026	3,864,085	[d]	3,822,546
Iridium Satellite LLC, Term Loan B2, 1 Month LIBOR +2.50%	6.25	11/4/2026	5,290,833	[d]	5,256,681
				26,227,957
Transportation - 1.3%
First Student Bidco Inc., Initial Term Loan B, 3 Month LIBOR +3.00%	6.64	7/21/2028	3,591,691	[d]	3,385,744
First Student Bidco Inc., Initial Term Loan C, 3 Month LIBOR +3.00%	5.23	7/21/2028	1,335,135	[d]	1,258,578
OLA Netherlands BV, Term Loan, 1 Month Term SOFR +6.25%	10.21	12/3/2026	2,833,755	[d]	2,692,067
Worldwide Express Inc., First Lien Initial Term Loan, 3 Month LIBOR +4.00%	7.67	7/26/2028	3,121,554	[d]	2,850,588
				10,186,977
Utilities - 1.1%
Compass Power Generation, Tranche B-2 Term Loan, 1 Month Term SOFR +4.36%	8.06	4/14/2027	2,770,000	[d]	2,728,450
Eastern Power LLC, Term Loan B, 3 Month LIBOR +3.75%	7.42	10/2/2025	2,740,537	[d]	2,334,595
Hamilton Projects Acquiror, Term Loan, 3 Month LIBOR +4.50%	8.17	6/26/2027	3,590,000	[d]	3,539,291
				8,602,336
Total Floating Rate Loan Interests (cost $675,169,305)			652,703,804
Description			Shares		Value ($)
Common Stocks - .0%
Information Technology - .0%
Skillsoft Corp. (cost $369,410)			34,850	[h]	66,912

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 7.2%
Registered Investment Companies - 7.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $54,799,264)	3.94	54,799,264	[i] 54,799,264

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $711,680)	3.94	711,680	[i] 711,680
Total Investments (cost $804,643,939)		101.8%	773,970,325
Liabilities, Less Cash and Receivables		(1.8%)	(13,754,941)
Net Assets		100.0%	760,215,384

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SOFR—Secured Overnight Financing Rate

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities were valued at $56,261,261 or 7.4% of net assets.

c Payment-in-kind security and interest may be paid in additional par.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $292,773 and the value of the collateral was $711,680. In addition, the value of collateral may include pending sales that are also on loan.

f Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

g Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

h Non-income producing security.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Floating Rate Income Fund

November 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup Global Markets Inc.
United States Dollar	68,054,715	Euro	64,995,000	1/25/2023	115,854
Gross Unrealized Appreciation					115,854

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	26,119,156	-	26,119,156
Corporate Bonds	-	39,569,509	-	39,569,509
Equity Securities - Common Stocks	66,912	-	-	66,912
Floating Rate Loan Interests	-	652,703,804	-	652,703,804
Investment Companies	55,510,944	-	-	55,510,944
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	115,854	-	115,854

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2022, accumulated net unrealized depreciation on investments was $30,673,614, consisting of $2,038,407 gross unrealized appreciation and $32,712,021 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.